ADVANCED SERIES TRUST

AST Large-Cap Core Portfolio

Supplement dated December 19, 2024 to the

Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Core Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.

New Subadvisory Arrangements, Name Change, Principal Investment Strategy and Management Fee Changes

The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS) with ClearBridge Investments, LLC (ClearBridge) and Dimensional Fund Advisors LP (Dimensional), each to serve as a subadviser to the Portfolio alongside PGIM Quantitative Solutions LLC and J.P. Morgan Investment Management Inc.;

(ii)changing the name of the Portfolio to the "AST Large-Cap Equity Portfolio"; (iii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iv) revisions to the

Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about January 27, 2025.

To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective January 27, 2025:

I.All references in the Prospectus and Summary Prospectus to "AST Large-Cap Core Portfolio" are hereby changed to "AST Large-Cap Equity Portfolio."

II.All references and information for the Portfolio pertaining to MFS are hereby removed from the Prospectus and Summary Prospectus.

III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.84%

IV. The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Equity	$86	$268	$466	$1,037
Portfolio

615SUP2

V.The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP CORE PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:

Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.

Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, a large-cap company is a company with a market capitalization in the range of companies in the S&P 500 Index (between $6.7 billion and $3.3 trillion as of June 30, 2024). PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions) employs a quantitatively driven investment process, which uses an adaptive model that evaluates stocks based on their growth expectations and seeks to identify the most attractive stocks, subject to risk constraints. J.P. Morgan Investment Management, Inc. (J.P. Morgan) uses a fundamental investment process which seeks to identify high- quality stocks at reasonable prices through bottom-up research and stock selection. ClearBridge Investments, LLC (ClearBridge) combines bottom-up stock selection with a top-down thematic overlay to construct a diversified large-cap portfolio of dominant companies with attractive risk/reward profiles. Dimensional Fund Advisors LP (Dimensional) utilizes a systematic approach that targets large cap companies that are determined to have higher profitability (earnings) relative to other US-based large-capitalization firms. The Strategic Investment Research Group of the Manager determines the allocation of assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

VI. The following Risks are hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio” section of the Portfolio’s Summary Prospectus:

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers' securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Growth Risk. Because the Portfolio normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Mid-Sized Company Risk. The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio's ability to sell the securities.

Value Style Risk. Since the Portfolio follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security's intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Portfolio's value investment style may go out of favor with investors, negatively affecting the Portfolio's performance. If the Portfolio's assessment of market conditions or a company's value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds.

VII.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST LARGE-CAP CORE PORTFOLIO – MANAGEMENT OF THE PORTFOLIO” section of the Prospectus are hereby revised to replace all information pertaining to MFS with the information set forth below:

	Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
		ClearBridge	Michael A. Kagan	Managing Director and	January 2025
		Investments, LLC		Portfolio Manager

			Stephen Rigo, CFA	Portfolio Manager and	January 2025
Managing Director
		Dimensional Fund	John A. Hertzer	Vice President and	January 2025
		Advisors LP		Senior Portfolio
Manager
			Jed S. Fogdall	Global Head of Portfolio	January 2025
Management and Vice
President
			Allen Pu	Deputy Head of	January 2025
Portfolio Management,
North America, and Vice
President

VIII. The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST LARGE-CAP CORE PORTFOLIO – Principal Investment Policies” is hereby deleted in its entirety and replaced with the information set forth below:

Principal Investment Policies:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.

Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, a large-cap company is a company with a market capitalization in the range of companies in the S&P 500 Index (between $6.7 billion and $3.3 trillion as of June 30, 2024). PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions) employs a quantitatively driven investment process, which uses an adaptive model that evaluates stocks based on their growth expectations and seeks to identify the most attractive stocks, subject to risk constraints. J.P. Morgan Investment Management, Inc. (J.P. Morgan) uses a fundamental investment process which seeks to identify high- quality stocks at reasonable prices through bottom-up research and stock selection. ClearBridge Investments, LLC (ClearBridge) combines bottom-up stock selection with a top-down thematic overlay to construct a diversified large-cap portfolio of dominant companies with attractive risk/reward profiles. Dimensional Fund Advisors LP (Dimensional) utilizes a systematic approach that targets large cap companies that are determined to have higher profitability (earnings) relative to other US-based large-capitalization firms. The Strategic Investment Research Group of the Manager determines the allocation of assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

J.P. Morgan Segment. J.P. Morgan is responsible for managing a portion of the Portfolio’s assets. J.P. Morgan’s strategy follows a multi-step process. Within each sector, the strategy focuses on those equity securities that it considers most attractively valued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing attractively valued securities, the strategy seeks to produce returns that exceed those of the S&P 500 Index. In managing the strategy, J.P. Morgan employs a three-step process that combines research, valuation and stock selection. J.P. Morgan takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow J.P. Morgan to rank the companies in each sector group according to their relative value. In addition, J.P. Morgan buys and sells equity securities, using the research and valuation rankings as a basis. In general, J.P. Morgan buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria: (i) catalysts that could trigger a rise in a stock’s price, (ii) high potential reward compared to potential risk; and (iii) temporary mispricings caused by apparent market overreactions.

ClearBridge Segment. ClearBridge's strategy seeks to outperform the S&P 500 over a full market cycle with materially less risk. The strategy invests in both growth and value stocks consisting primarily of large cap, blue chip companies that have dominant market positions. As these businesses are identified, ClearBridge leverages a multi-step, valuations focused process that, alongside the strategy's long-term view, seeks to invest when cyclical factors, market fluctuations, or shorter-term dynamics create opportunity to purchase companies with an attractive risk/reward profile. ClearBridge believes that by investing in businesses with leading market positions and a track record of resilience, especially in challenging economic environments, the strategy can systematically generate superior risk-adjusted returns over a full market cycle.

Dimensional Segment. Dimensional is responsible for managing a portion of the Portfolio’s assets. To achieve the Portfolio’s investment objective, Dimensional implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by Dimensional's research, while balancing risk through broad diversification across companies and sectors. Dimensional's portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. The Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that Dimensional determines to have high profitability relative to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap high profitability segment of the U.S. market. Dimensional may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

IX. The following information is added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED

– INVESTMENT SUBADVISERS”:

Dimensional Fund Advisors LP (Dimensional), located at 6300 Bee Cave Road, Building One, Austin, Texas 78746, has been engaged in the business of providing investment management services since May 1981. Dimensional is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of September 30, 2024, assets under management for all Dimensional affiliated advisors totaled approximately $794 billion.

X.The following information is added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED

– PORTFOLIO MANAGERS – AST LARGE-CAP CORE PORTFOLIO”:

ClearBridge Segment. The ClearBridge portfolio managers who will be jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by ClearBridge are Michael A. Kagan, and Stephen Rigo, CFA.

Michael Kagan is a Managing Director and Portfolio Manager. Michael co-manages the Appreciation strategy. He joined a predecessor organization in 1994 and has 37 years of investment industry experience. Michael is a member of the ClearBridge Proxy and Brokerage Committees. Michael previously was employed as an equity analyst for Zweig Advisors and was portfolio manager of the Fidelity Select Construction and Housing Fund at Fidelity Investments. He received his BA in Economics from Harvard College and attended the Massachusetts Institute of Technology Sloan School of Management.

Stephen Rigo, CFA is a Portfolio Manager and Managing Director. Stephen co-manages the Appreciation Strategy. He joined ClearBridge in 2016 as a Sector Analyst covering financials, and in 2019 was named a Senior Portfolio Analyst on the Appreciation Strategy. He has 23 years of investment industry experience. Prior to joining ClearBridge, he was a Portfolio Strategist at Moore Capital Management. He was previously an Analyst at York Capital Management and a Senior Analyst at Green Arrow Capital, covering financials in both roles. He was also a Research Associate at Friedman, Billings, Ramsey, covering Life Insurance. Stephen received at BSBA in

Finance from Boston College. He is a member of the CFA Institute.

Dimensional Segment. The Dimensional co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Dimensional are John A. Hertzer, Jed S. Fogdall, and Allen Pu.

John A. Hertzer is a Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Hertzer holds an MBA from the University of California, Los Angeles and a BA from Dartmouth College. Mr. Hertzer joined the Sub-Adviser in 2013, has been a portfolio manager since 2016, and has been responsible for the Portfolio since January 2025.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub- Adviser. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a portfolio manager in 2004 and has been responsible for the Portfolio since January 2025.

Allen Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Sub-Adviser as a portfolio manager in 2006 and has been responsible for the Portfolio since January 2025.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.